Revenue from contracts with customers and trade receivables (Details 6) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)		Mar. 31, 2021 USD ($)
Statement [Line Items]
Beginning Balance | ₨		₨ 4,315
Credits and payments | ₨		(3,649)
Ending Balance | ₨		5,513			₨ 4,315
Chargebacks [Member]
Statement [Line Items]
Beginning Balance			$ 263			$ 202		$ 156
Current provisions relating to sales during the year			2,121	[1]		1,897	[2]	1,702
Provisions and adjustments relating to sales in prior years	[3]
Credits and payments	[4]		(2,137)			(1,836)		(1,656)
Ending Balance			247			263		202
Rebates [Member]
Statement [Line Items]
Beginning Balance			94			78		80
Current provisions relating to sales during the year			209	[1]		235	[2]	245
Provisions and adjustments relating to sales in prior years			0			0		0
Credits and payments	[4]		(216)			(219)		(247)
Ending Balance			87			94		78
Medicaid [Member]
Statement [Line Items]
Beginning Balance			13			13		11
Current provisions relating to sales during the year			22	[1]		23	[2]	21
Provisions and adjustments relating to sales in prior years			0			0		0
Credits and payments	[4]		(22)			(23)		(19)
Ending Balance			13			13		13
Refund Liability [Member]
Statement [Line Items]
Beginning Balance	[5]		24			19		24
Current provisions relating to sales during the year	[5]		32	[1]		25	[2]	15
Provisions and adjustments relating to sales in prior years	[5]		0			0		0
Credits and payments		₨ (3,649)	(21)	[5]	₨ (3,699)	(20)	[5]	(20)	[5]
Ending Balance	[5]		$ 35			$ 24		$ 19

[1]	Chargebacks provisions and payments for the year ended March 31, 2023 were each higher as compared to the year ended March 31, 2022, primarily as a result of higher sales volumes and also due to higher pricing rates per unit for chargebacks on account of reductions in the contract prices through which the product is resold in the retail part of the supply chain for certain of our products, The foregoing were partially off-set due to a lower pricing rates per unit for chargebacks, primarily on account of a reduction in the invoice price to wholesalers for certain of our products. The rebates provisions and payments for the year ended March 31, 2023 were each lower as compared to the year ended March 31, 2022, primarily as a result of lower pricing rates per unit for rebates, due to reduction in the contract prices through which the product is resold in the retail part of the supply chain for certain of our products.
[2]	Chargebacks provisions and payments for the year ended March 31, 2022 were each higher as compared to the year ended March 31, 2021, primarily as a result of higher sales volumes and also due to higher pricing rates per unit for chargebacks on account of reductions in the contract prices through which the product is resold in the retail part of the supply chain for certain of our products. The foregoing were partially off-set due to a lower pricing rates per unit for chargebacks, primarily on account of a reduction in the invoice price to wholesalers for certain of our products. The rebates provisions and payments for the year ended March 31, 2022 were each lower as compared to the year ended March 31, 2021, primarily as a result of lower pricing rates per unit for rebates, due to reduction in the contract prices through which the product is resold in the retail part of the supply chain for certain of our products.
[3]	Currently, the Company does not separately track provisions and adjustments, in each case to the extent relating to prior years for chargebacks. However, the adjustments are expected to be non-material. The volumes used to calculate the closing balance of chargebacks represent approximately 1.1 to 1.4 months equivalent of sales, which corresponds to the pending chargeback claims yet to be processed.
[4]	Currently, the Company does not separately track the credits and payments, in each case to the extent relating to prior years for chargebacks, rebates, medicaid payments or refund liability.
[5]	The Company’s overall provision for refund liability as of March 31, 2023 relating to the Company’s North America Generics business was U.S.$35, compared to a liability of U.S.$24 as of March 31, 2022. This increase in the Company’s provision for such liability was primarily attributable to a new product launches, volume growth and product mix changes for the year ended March 31, 2023 as compared to the year ended March 31, 2022.